Basis of preparation and changes to the Group's accounting policies - Additional Information (Detail) € in Thousands, $ in Thousands				6 Months Ended		12 Months Ended
	Mar. 16, 2022 EUR (€)	Mar. 16, 2022 USD ($)	May 27, 2019 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 29, 2022 EUR (€)	Jul. 28, 2022 EUR (€)	Jul. 27, 2022 EUR (€)	Jun. 07, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 26, 2021	Dec. 31, 2018 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity				€ 97,590	€ (96,114)	€ (76,652)	€ (73,744)	€ (37,596)							€ (584)
Cash and cash equivalents				29,775	6,010	24,652	8,274	21,277							€ 1,211
Borrowings				114,556		213,128	159,610
Rent concession amount				0	0
Notional amount				120,000		120,000
Proceeds from borrowings				0	24,202	€ 44,315	38,339	86,020
Non current pledged bank balance				13,000
Percentage of voting equity interests acquired						100.00%								100.00%
Expense from share-based payment transactions				€ (82,005)	(121,932)	€ (291,837)	€ (7,100)	€ 0
Management incentive plan [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Maximum term of options granted for share-based payment arrangement				18 months
Revision of Prior Period, Error Correction, Adjustment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expense from share-based payment transactions					€ 17,113
MOMA company [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired														8.50%
MOMA company [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired												50.00%
Major business combination [member]
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from the merger	€ 146,000
Original expected proceeds from merger	635	$ 702
Major business combination [member] | MOMA company [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired												100.00%
Cash transferred									€ 30,000			€ 60,000
Percentage of total purchase price consideration payable									50.00%
Major business combination [member] | Mega E [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired											51.00%
Cash transferred									€ 16,759
Equity interests of acquirer											€ 4,823
Shareholder Loan Receivable											€ 11,936
Major business combination [member] | Mega E [Member] | Before DecemberThirty One Two Thousand And Twenty Two [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of remaining voting equity interests expected to be acquired									49.00%
Extending Credit Facility [Member] | Senior Debt Facility [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount										€ 120,000
Borrowings, maturity				May 2026
Line of credit facility, remaining borrowing capacity										€ 50,000
Combined Company [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Business combination agreement gross proceeds received	€ 146,000	$ 161,000
Percentage of voting equity interests acquired	100.00%	100.00%
Combined Company [Member] | Major business combination [member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents				€ 29,775									€ 75,105
Business combination agreement gross proceeds received	€ 146,000	$ 161,000
Percentage of voting equity interests acquired	100.00%	100.00%
Senior Debt Bank Facility [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount			€ 120,000
Proceeds from borrowings						€ 44,315
Borrowings, maturity			May 2026
Shareholder loans [member]
Disclosure Of Significant Accounting Policies [Line Items]
Borrowings, maturity						2035
Shareholder loans [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Borrowings, maturity				May 31, 2035		May 31, 2035